Net Loss Per Common Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net Loss/Income	$ (241,911)	$ (35,963)	$ (69,459)	$ (56,945)
Weighted average shares outstanding, basic (in shares)	90,158,000		88,181,000	87,459,000
Weighted average shares outstanding, diluted (in shares)		88,026,000	88,181,000	87,459,000
Basic net loss per share (in USD per share)	$ (2.68)	$ (0.41)	$ (0.79)	$ (0.65)
Diluted net loss per share (in USD per share)	$ (2.68)	$ (0.41)	$ (0.79)	$ (0.65)
Common stock options			74,211,000	64,357,000
Warrants	1,424		1,433
Dilutive Common Stock Equivalents Outstanding	177,714,000	155,368,000	170,612,000	161,008,000
Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock	93,963,000	93,963,000	93,963,000	93,963,000
Common Stock Options [Member]
Common stock options	81,457,000	58,855,000	74,211,000	64,357,000
Redeemable Convertible Preferred Stock Warrants [Member]
Warrants	1,969,000	1,969,000	1,969,000	1,969,000
Common Stock Warrants [Member]
Warrants	325,000	581,000	469,000	719,000